Convertible Debentures (Details) - USD ($)	Aug. 31, 2020	Nov. 30, 2019
Convertible debenture payable	$ 1,769,192	$ 1,744,813
Convertible Debenture Payable 1
Convertible debenture payable	500,000	473,442
Convertible Debenture Payable 2
Convertible debenture payable	1,050,000	1,050,000
Convertible Debenture Payable 3
Convertible debenture payable	$ 219,192	$ 221,371